RELATED PARTY TRANSACTIONS (Details Textual) (USD $)				1 Months Ended	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Mar. 31, 2014 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Mar. 31, 2013 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	Mar. 31, 2014 Board of Directors Chairman [Member] Sublease Agreement with Frank Litvack [Member]	May 31, 2012 Board of Directors Chairman [Member] Consulting Agreement with Frank Litvack [Member]	Mar. 31, 2014 Board of Directors Chairman [Member] Consulting Agreement with Frank Litvack [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Consulting Agreement with Frank Litvack [Member]	Mar. 24, 2014 Board of Directors Chairman [Member] Subsequent Event Consulting Agreement with Frank Litvack [Member]	Jan. 31, 2012 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Mar. 31, 2014 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Mar. 31, 2013 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2013 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2012 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Dec. 31, 2013 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Mar. 31, 2014 Affiliated Entity [Member] Sub-Award Agreement with CSMC [Member]	Mar. 31, 2014 Affiliated Entity [Member] Transaction other than Sub-Award Agreement [Member]	Dec. 31, 2013 Affiliated Entity [Member] Transaction other than Sub-Award Agreement [Member]	Dec. 31, 2012 Affiliated Entity [Member] Transaction other than Sub-Award Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction				Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Company’s Executive Chairman, for $2,500 per month.							Effective May 1, 2012, Frank Litvack, the Companys Executive Chairman, entered into a consulting agreement with Capricor for $4,000 per month for consulting services				Effective January 30, 2012, Capricor entered into a sub-award agreement with CSMC				Effective January 30, 2012, Capricor, Inc. entered into a sub-award agreement with CSMC.
Monthly Rent from Related Party				$ 2,500
Rental Income, Nonoperating					7,500	7,500	30,000	20,000	50,000	57,500
Monthly Consulting Fees to Related Party											4,000	10,000		10,000
Increased Monthly Consulting Fees to Related Party													10,000
Sub-Award Payments																41,855	41,339	249,019	244,069	503,899	545,754
Accounts Payable and Accrued Expenses Related Party Current	481,643	382,142	164,484																			481,643	382,142	164,484
Sub Awards Payable																		$ 41,855		$ 41,855